Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance

Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(2) ($)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(3) ($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(4) ($)	Value of Initial Fixed $100 Investment Based On:	Net Income(6) (in thousands) ($)
					Total Shareholder Return(5) ($)
(a)	(b)	(c)	(d)	(e)	(f)	(h)
2024	4,175,069	1,594,718	3,502,850	1,265,833	2.82	(186,262)
2023	3,522,750	(360,474)	2,878,537	617,776	6.39	(160,928)
2022	8,145,000	(12,366,963)	3,179,591	(3,125,934)	17.24	(281,721)

(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for J. Scott Wolchko for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “2024 Executive Summary Compensation Table”.

(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Wolchko, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Wolchko during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Mr. Wolchko’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards(a) ($)	Equity Award Adjustments(b) ($)	Compensation Actually Paid to PEO ($)
2024	4,175,069	(3,090,469)	510,118	1,594,718
2023	3,522,750	(2,602,350)	(1,280,874)	(360,474)
2022	8,145,000	(7,500,000)	(13,011,963)	(12,366,963)

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Option Awards” and “Stock Awards” columns in the Summary Compensation Table for the applicable year.
(b)
The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments
2024	392,188	(368,844)	450,541	36,233	—	—	510,118
2023	1,048,478	(1,798,128)	489,062	(1,020,286)	—	—	(1,280,874)
2022	1,457,114	(9,384,451)	1,093,557	(6,178,183)	—	—	(13,011,963)

(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for our company’s named executive officers as a group (excluding Mr. Wolchko) in the “Total” column of the Summary
Compensation
Table in each applicable year. The names of each of the named executive officers (excluding Mr. Wolchko) included for purposes of calculating the average amounts in each applicable year are as follows:

Year	Non-PEO NEOs
2024	Bahram Valamehr, Cindy Tahl
2023	Edward Dulac, Bahram Valamehr, Cindy Tahl
2022	Edward Dulac, Bahram Valamehr, Cindy Tahl, Yu-Waye Chu, Mark Plavsic

(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the named executive officers as a group (excluding Mr. Wolchko), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the named executive officers as a group (excluding Mr. Wolchko) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for the named executive officers as a group (excluding Mr. Wolchko) for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Reported Value of Equity Awards(a) ($)	Equity Award Adjustments(b) ($)	Compensation Actually Paid to Non- PEO NEOs ($)
2024	3,502,850	(2,842,250)	605,233	1,265,833
2023	2,878,537	(2,255,370)	(5,391)	617,776
2022	3,179,591	(2,702,751)	(3,602,774)	(3,125,934)

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Option Awards” and “Stock Awards” columns in the Summary Compensation Table for the applicable year.
(b)
The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments
2024	687,463	(498,975)	394,226	22,519	—	—	605,233
2023	908,685	(1,043,584)	423,854	(294,346)	—	—	(5,391)
2022	603,183	(2,864,205)	200,428	(1,542,179)	—	—	(3,602,774)

(5)	The calculation of Cumulative TSR assumes that $100 was invested in our common stock as of the market close on December 31, 2021.
(6)	The dollar amounts reported represent the amount of net income (loss) reflected i n our consolidated audited financial statements for the applicable year.

Named Executive Officers, Footnote
(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for our company’s named executive officers as a group (excluding Mr. Wolchko) in the “Total” column of the Summary
Compensation
Table in each applicable year. The names of each of the named executive officers (excluding Mr. Wolchko) included for purposes of calculating the average amounts in each applicable year are as follows:

Year	Non-PEO NEOs
2024	Bahram Valamehr, Cindy Tahl
2023	Edward Dulac, Bahram Valamehr, Cindy Tahl
2022	Edward Dulac, Bahram Valamehr, Cindy Tahl, Yu-Waye Chu, Mark Plavsic

PEO Total Compensation Amount	$ 4,175,069	$ 3,522,750	$ 8,145,000
PEO Actually Paid Compensation Amount	$ 1,594,718	(360,474)	(12,366,963)
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Wolchko, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Wolchko during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Mr. Wolchko’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards(a) ($)	Equity Award Adjustments(b) ($)	Compensation Actually Paid to PEO ($)
2024	4,175,069	(3,090,469)	510,118	1,594,718
2023	3,522,750	(2,602,350)	(1,280,874)	(360,474)
2022	8,145,000	(7,500,000)	(13,011,963)	(12,366,963)

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Option Awards” and “Stock Awards” columns in the Summary Compensation Table for the applicable year.
(b)
The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments
2024	392,188	(368,844)	450,541	36,233	—	—	510,118
2023	1,048,478	(1,798,128)	489,062	(1,020,286)	—	—	(1,280,874)
2022	1,457,114	(9,384,451)	1,093,557	(6,178,183)	—	—	(13,011,963)

Non-PEO NEO Average Total Compensation Amount	$ 3,502,850	2,878,537	3,179,591
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,265,833	617,776	(3,125,934)
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the named executive officers as a group (excluding Mr. Wolchko), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the named executive officers as a group (excluding Mr. Wolchko) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for the named executive officers as a group (excluding Mr. Wolchko) for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Reported Value of Equity Awards(a) ($)	Equity Award Adjustments(b) ($)	Compensation Actually Paid to Non- PEO NEOs ($)
2024	3,502,850	(2,842,250)	605,233	1,265,833
2023	2,878,537	(2,255,370)	(5,391)	617,776
2022	3,179,591	(2,702,751)	(3,602,774)	(3,125,934)

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Option Awards” and “Stock Awards” columns in the Summary Compensation Table for the applicable year.
(b)
The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments
2024	687,463	(498,975)	394,226	22,519	—	—	605,233
2023	908,685	(1,043,584)	423,854	(294,346)	—	—	(5,391)
2022	603,183	(2,864,205)	200,428	(1,542,179)	—	—	(3,602,774)

Compensation Actually Paid vs. Total Shareholder Return
Description of Relationship Between PEO and
Non-PEO
NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income
Description of Relationship
Between PEO
and
Non-PEO
NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and our Net Income during the three most recently completed fiscal years.

Total Shareholder Return Amount	$ 2.82	6.39	17.24
Net Income (Loss)	$ (186,262,000)	(160,928,000)	(281,721,000)
PEO Name	J. Scott Wolchko
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	510,118	(1,280,874)	(13,011,963)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	392,188	1,048,478	1,457,114
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(368,844)	(1,798,128)	(9,384,451)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	450,541	489,062	1,093,557
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	36,233	(1,020,286)	(6,178,183)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0
PEO | Reported Value Of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,090,469)	(2,602,350)	(7,500,000)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	605,233	(5,391)	(3,602,774)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	687,463	908,685	603,183
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(498,975)	(1,043,584)	(2,864,205)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	394,226	423,854	200,428
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	22,519	(294,346)	(1,542,179)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Reported Value Of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,842,250)	$ (2,255,370)	$ (2,702,751)